Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories
Schedule of inventories

	December 31,	December 31,
	2018	2019
	(in thousands)

Finished goods	$41,557	41,310
Work in process	77,159	72,070
Raw materials	43,028	29,729
Supplies	817	665
	$162,561	143,774